Expense Example, No Redemption - PIMCO StocksPLUS Absolute Return Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	478	697	933	1,609	183	566	975	2,116